Income Tax - Income tax provision (Details) - USD ($)	5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Federal
Current				$ (491,000)	$ 11,653,000	$ 27,741,000
Deferred				(21,489,000)	(19,467,000)	(14,496,000)
State
Current				711,000	4,209,000	7,955,000
Deferred				(3,935,000)	(3,651,000)	(1,745,000)
Change in valuation allowance				(200,000)
Income tax provision		$ (30,903,000)	$ (13,477,000)	$ (25,204,000)	$ (7,256,000)	$ 19,455,000
Seaport Global Acquisition Corp
Federal
Deferred	$ (38,781)
State
Change in valuation allowance	$ (38,781)